Consolidated Statements of Cash Flows - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Operating Activities
Net earnings		$ 5,918	$ 6,016
Adjustments for:
Depreciation, depletion and amortization		6,916	6,954
Deferred income tax expense (recovery)		90	(294)
Accretion		576	592
Unrealized foreign exchange (gain) loss on U.S. dollar denominated debt		(403)	714
Change in fair value of financial instruments and trading inventory		(106)	(122)
Gain on disposal of assets		(55)	(25)
Loss on extinguishment of long-term debt			170
Share-based compensation		8	(57)
Settlement of decommissioning and restoration liabilities		(505)	(488)
Other		344	386
(Increase) decrease in non-cash working capital		(2)	2,114
Cash flow provided by operating activities		12,781	15,960
Investing Activities
Capital expenditures		(5,856)	(6,483)
Proceeds from disposal of assets		66	51
Other investments		(29)	(52)
(Increase) decrease in non-cash working capital		(203)	12
Cash flow used in investing activities		(6,022)	(6,472)
Financing Activities
Net decrease in short-term debt			(503)
Repayment of long-term debt		(1,000)	(1,566)
Issuance of long-term debt		996
Lease liability payments		(690)	(471)
Issuance of common shares under share option plans		181	385
Repurchase of common shares	[1]	(3,129)	(2,908)
Distributions relating to non-controlling interest		(17)	(16)
Dividends paid on common shares		(2,809)	(2,803)
Cash flow used in financing activities		(6,468)	(7,882)
Increase in Cash and Cash Equivalents		291	1,606
Effect of foreign exchange on cash and cash equivalents		(125)	149
Cash and cash equivalents at beginning of year		3,484	1,729
Cash and Cash Equivalents at End of Year		3,650	3,484
Supplementary Cash Flow Information
Interest paid		898	914
Income taxes paid		$ 1,727	$ 1,751

[1]	Includes $56 million of taxes paid on 2025 share repurchases and $48 million of taxes paid on 2024 share repurchases for the year ended December 31, 2025.